Property, plant, equipment and development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant, equipment and development costs
Opening balance	$ 1,535,195	$ 1,537,870
Final balances	1,600,295	1,535,195
Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	3,918,330	3,810,767
Additions	276,074	164,784
Disposals	(1,662)	(45,210)
Sales	(5,954)	(1,854)
Changes in estimations	12,934	(10,157)
Reclassifications and transfers	(34,026)	0
Final balances	4,165,696	3,918,330
Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	2,376,590	2,246,478
Additions	188,116	173,233
Disposals	(314)	(41,280)
Sales	(5,536)	1,841
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	2,558,856	2,376,590
Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	6,545	26,419
Additions	0	0
Disposals	0	(19,874)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	6,545	6,545
Land | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	18,765	17,703
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	1,062
Final balances	18,765	18,765
Mining concessions | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	111,590	111,596
Additions	0	0
Disposals	0	(6)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	(34,023)	0
Final balances	77,567	111,590
Development costs | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	912,722	853,020
Additions	89,127	59,702
Disposals	(8)	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	1,001,841	912,722
Development costs | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	402,469	375,562
Additions	23,802	26,907
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	426,271	402,469
Development costs | Accumulated impairment [member]
Property, plant, equipment and development costs
Reclassifications and transfers	0	0
Buildings, constructions and other | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	1,353,782	1,350,395
Additions	0	0
Disposals	0	(123)
Sales	(5,193)	0
Changes in estimations	0	0
Reclassifications and transfers	27,011	3,510
Final balances	1,375,600	1,353,782
Buildings, constructions and other | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	823,918	765,694
Additions	55,919	58,345
Disposals	0	(121)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	879,837	823,918
Machinery and equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	874,015	902,397
Additions	1	10
Disposals	(233)	(41,053)
Sales	0	(34)
Changes in estimations	0	0
Reclassifications and transfers	15,428	12,695
Final balances	889,211	874,015
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	744,649	742,340
Additions	37,510	42,698
Disposals	(223)	(40,355)
Sales	(4,792)	34
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	777,144	744,649
Transportation units | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	5,657	7,662
Additions	0	15
Disposals	(89)	(277)
Sales	(761)	(1,816)
Changes in estimations	0	0
Reclassifications and transfers	723	73
Final balances	5,530	5,657
Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	5,172	6,650
Additions	301	478
Disposals	(85)	(153)
Sales	(744)	1,803
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	4,644	5,172
Furniture and fixtures | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	11,071	11,770
Additions	2	0
Disposals	(6)	(702)
Sales	0	(4)
Changes in estimations	0	0
Reclassifications and transfers	464	7
Final balances	11,531	11,071
Furniture and fixtures | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	10,221	10,328
Additions	457	548
Disposals	(6)	(651)
Sales	0	4
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	10,672	10,221
Units in transit | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	15,686	2,875
Additions	36,452	12,811
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	52,138	15,686
Work in progress | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	91,468	46,287
Additions	139,610	65,577
Disposals	(1,326)	(3,049)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	(43,629)	(17,347)
Final balances	186,123	91,468
Stripping activity asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	182,117	155,448
Additions	8,953	26,669
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	191,070	182,117
Stripping activity asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	139,947	118,178
Additions	51,123	21,769
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	191,070	139,947
Right-of-use asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	30,944	19,232
Additions	1,929	0
Disposals	0	0
Sales	0	0
Changes in estimations	1,055	11,712
Reclassifications and transfers	0	0
Final balances	33,928	30,944
Right-of-use asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	18,184	13,894
Additions	3,988	4,290
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	22,172	18,184
Mine closure costs | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	310,513	332,382
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	11,879	(21,869)
Reclassifications and transfers	0	0
Final balances	322,392	310,513
Mine closure costs | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	232,030	213,832
Additions	15,016	18,198
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	247,046	232,030
Mine closure costs | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	2,206	2,206
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	2,206	2,206
Mine Development Cost [Member] | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	3,488	3,488
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Final balances	3,488	3,488
Mining Concessions And Development Costs [Member] | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	851	20,725
Additions	0	0
Disposals	0	(19,874)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	851	851
Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Opening balance	5,387,377	5,371,534
Final balances	5,528,663	5,387,377
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	9,826,584	9,366,048
Additions	650,302	536,355
Disposals	(86,593)	(57,988)
Reclassifications and transfers	0	0
Final balances	10,428,554	9,826,584
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	4,439,207	3,994,514
Additions	521,404	502,408
Disposals	(80,632)	(57,715)
Reclassifications and transfers	0	0
Final balances	4,899,891	4,439,207
Sociedad Minera Cerro Verde S.A.A. | Land | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	33,202	30,382
Additions	0	0
Disposals	0	0
Reclassifications and transfers	360	2,820
Final balances	33,562	33,202
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	5,197,630	5,098,359
Additions	0	0
Disposals	(49,382)	(54,732)
Reclassifications and transfers	194,037	155,044
Final balances	5,342,285	5,197,630
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	2,787,467	2,569,972
Additions	290,691	272,528
Disposals	(46,980)	(54,519)
Reclassifications and transfers	123	141
Final balances	3,031,301	2,787,467
Sociedad Minera Cerro Verde S.A.A. | Transportation units | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	36,377	33,382
Additions	0	0
Disposals	(133)	0
Reclassifications and transfers	4,388	2,995
Final balances	40,632	36,377
Sociedad Minera Cerro Verde S.A.A. | Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	20,787	18,627
Additions	2,514	2,160
Disposals	(120)	0
Reclassifications and transfers	0	0
Final balances	23,181	20,787
Sociedad Minera Cerro Verde S.A.A. | Furniture and fixtures | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	572	572
Additions	0	0
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	572	572
Sociedad Minera Cerro Verde S.A.A. | Furniture and fixtures | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	572	551
Additions	0	21
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	572	572
Sociedad Minera Cerro Verde S.A.A. | Work in progress | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	184,265	126,527
Additions	302,302	227,216
Disposals	0	0
Reclassifications and transfers	(299,335)	(169,459)
Final balances	185,068	184,265
Sociedad Minera Cerro Verde S.A.A. | Mine heavy equipment
Property, plant, equipment and development costs
Additions	42,900	36,100
Sociedad Minera Cerro Verde S.A.A. | Stators For Ball Mills [Member]
Property, plant, equipment and development costs
Additions		10,700
Sociedad Minera Cerro Verde S.A.A. | Tailings dam projects
Property, plant, equipment and development costs
Additions	52,500	55,500
Sociedad Minera Cerro Verde S.A.A. | Belt Replacement Projects [Member]
Property, plant, equipment and development costs
Additions		11,100
Sociedad Minera Cerro Verde S.A.A. | Mine Support Equipment [Member]
Property, plant, equipment and development costs
Additions	80,200	32,600
Sociedad Minera Cerro Verde S.A.A. | Expansion of a leach paid
Property, plant, equipment and development costs
Additions	36,100
Sociedad Minera Cerro Verde S.A.A. | Direct Flotation Reactor Technology Project [Member]
Property, plant, equipment and development costs
Additions	21,800	11,000
Sociedad Minera Cerro Verde S.A.A. | Flotation Recovery Technology [Member]
Property, plant, equipment and development costs
Additions		8,500
Sociedad Minera Cerro Verde S.A.A. | Stripping activity asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	1,464,027	1,159,829
Additions	344,054	304,198
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	1,808,081	1,464,027
Sociedad Minera Cerro Verde S.A.A. | Stripping activity asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	925,757	791,571
Additions	133,810	134,186
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	1,059,567	925,757
Sociedad Minera Cerro Verde S.A.A. | Right-of-use asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	97,356	98,900
Additions	3,946	4,941
Disposals	(1,114)	(3,137)
Reclassifications and transfers	(409)	(3,348)
Final balances	99,779	97,356
Sociedad Minera Cerro Verde S.A.A. | Right-of-use asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	39,851	30,408
Additions	11,117	12,708
Disposals	(1,114)	(3,124)
Reclassifications and transfers	(123)	(141)
Final balances	49,731	39,851
Sociedad Minera Cerro Verde S.A.A. | Property, plant and other | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	36,222	35,395
Additions	0	0
Disposals	0	(58)
Reclassifications and transfers	182	885
Final balances	36,404	36,222
Sociedad Minera Cerro Verde S.A.A. | Property, plant and other | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	27,168	24,090
Additions	3,118	3,136
Disposals	0	(58)
Reclassifications and transfers	0	0
Final balances	$ 30,286	$ 27,168